Nature of Business and Summary of Significant Accounting Policies (Details) - Schedule of adjustments in the company’s condensed consolidated balance sheets and condensed consolidated statements of stockholders’ equity
$ in Thousands
Jun. 30, 2021 USD ($)
Previously Reported [Member]
Balance Sheet
Derivative liabilities	$ 6,296
Total liabilities	10,986
Total equity	27,794
Additional paid-in capital	66,907
Stockholders’ Equity	27,794
Revision of Prior Period, Reclassification, Adjustment [Member]
Balance Sheet
Derivative liabilities	(1,026)
Total liabilities	(1,026)
Total equity	1,026
Additional paid-in capital	1,026
Stockholders’ Equity	1,026
Restated [Member]
Balance Sheet
Derivative liabilities	5,270
Total liabilities	9,960
Total equity	28,820
Additional paid-in capital	67,933
Stockholders’ Equity	$ 28,820